UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
Retail Class | CAMLX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$510,925,020
Number of Holdings	41
Net Advisory Fee	$1,346,473
Portfolio Turnover	15%
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	5.6%
NVIDIA Corp.	5.1%
Visa, Inc. - Class A	5.0%
Eli Lilly & Co.	4.3%
Alphabet, Inc. - Class A	3.9%
Costco Wholesale Corp.	3.6%
O’Reilly Automotive, Inc.	3.2%
Home Depot, Inc.	3.2%

Industry	(% of Net Assets)
Software	12.6%
Technology Hardware, Storage & Peripherals	8.5%
Specialty Retail	7.7%
Semiconductors & Semiconductor Equipment	7.2%
Interactive Media & Services	7.0%
Broadline Retail	5.6%
Health Care Equipment & Supplies	5.1%
Financial Services	5.0%
Pharmaceuticals	4.3%
Cash & Other	37.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
Congress Large Cap Growth Fund	PAGE 1	TSR-SAR742935216

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-SAR742935216

Congress Large Cap Growth Fund
Institutional Class | CMLIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$31	0.64%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$510,925,020
Number of Holdings	41
Net Advisory Fee	$1,346,473
Portfolio Turnover	15%
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.7%
Amazon.com, Inc.	5.6%
NVIDIA Corp.	5.1%
Visa, Inc. - Class A	5.0%
Eli Lilly & Co.	4.3%
Alphabet, Inc. - Class A	3.9%
Costco Wholesale Corp.	3.6%
O’Reilly Automotive, Inc.	3.2%
Home Depot, Inc.	3.2%

Industry	(% of Net Assets)
Software	12.6%
Technology Hardware, Storage & Peripherals	8.5%
Specialty Retail	7.7%
Semiconductors & Semiconductor Equipment	7.2%
Interactive Media & Services	7.0%
Broadline Retail	5.6%
Health Care Equipment & Supplies	5.1%
Financial Services	5.0%
Pharmaceuticals	4.3%
Cash & Other	37.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
Congress Large Cap Growth Fund	PAGE 1	TSR-SAR-74316J789

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-SAR-74316J789

Congress Mid Cap Growth Fund
Retail Class | CMIDX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$50	1.05%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$752,022,971
Number of Holdings	39
Net Advisory Fee	$3,070,872
Portfolio Turnover	18%
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Brown & Brown, Inc.	3.9%
Penumbra, Inc.	3.9%
Copart, Inc.	3.7%
Raymond James Financial, Inc.	3.7%
Casey’s General Stores, Inc.	3.6%
Curtiss-Wright Corp.	3.5%
Crane Co.	3.5%
EMCOR Group, Inc.	3.3%
Descartes Systems Group, Inc.	3.3%
US Foods Holding Corp.	3.2%

Industry	(% of Net Assets)
Software	14.6%
Consumer Staples Distribution & Retail	9.7%
Health Care Equipment & Supplies	9.2%
Capital Markets	8.0%
Insurance	3.9%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.5%
Machinery	3.5%
Construction & Engineering	3.3%
Cash & Other	40.6%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
Congress Mid Cap Growth Fund	PAGE 1	TSR-SAR-74316J466

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-SAR-74316J466

Congress Mid Cap Growth Fund
Institutional Class | IMIDX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$38	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$752,022,971
Number of Holdings	39
Net Advisory Fee	$3,070,872
Portfolio Turnover	18%
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Brown & Brown, Inc.	3.9%
Penumbra, Inc.	3.9%
Copart, Inc.	3.7%
Raymond James Financial, Inc.	3.7%
Casey’s General Stores, Inc.	3.6%
Curtiss-Wright Corp.	3.5%
Crane Co.	3.5%
EMCOR Group, Inc.	3.3%
Descartes Systems Group, Inc.	3.3%
US Foods Holding Corp.	3.2%

Industry	(% of Net Assets)
Software	14.6%
Consumer Staples Distribution & Retail	9.7%
Health Care Equipment & Supplies	9.2%
Capital Markets	8.0%
Insurance	3.9%
Commercial Services & Supplies	3.7%
Aerospace & Defense	3.5%
Machinery	3.5%
Construction & Engineering	3.3%
Cash & Other	40.6%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
Congress Mid Cap Growth Fund	PAGE 1	TSR-SAR-74316J458

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 2	TSR-SAR-74316J458

Congress Small Cap Growth Fund
Retail Class | CSMVX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$60	1.25%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,255,772,205
Number of Holdings	41
Net Advisory Fee	$5,426,022
Portfolio Turnover	15%
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Stride, Inc.	3.5%
InterDigital, Inc.	3.2%
Commvault Systems, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
Ollie’s Bargain Outlet Holdings, Inc.	3.0%
Badger Meter, Inc.	3.0%
Sensient Technologies Corp.	2.9%
Knife River Corp.	2.9%
ACI Worldwide, Inc.	2.9%
CSW Industrials, Inc.	2.9%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	12.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	6.8%
Pharmaceuticals	5.7%
Chemicals	5.5%
Electronic Equipment Instruments & Components	5.2%
Construction & Engineering	5.2%
Aerospace & Defense	4.8%
Capital Markets	4.6%
Cash & Other	37.5%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 1	TSR-SAR-74316P728

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-SAR-74316P728

Congress Small Cap Growth Fund
Institutional Class | CSMCX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	1.00%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,255,772,205
Number of Holdings	41
Net Advisory Fee	$5,426,022
Portfolio Turnover	15%
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)

Top Holdings	(% of Net Assets)
Stride, Inc.	3.5%
InterDigital, Inc.	3.2%
Commvault Systems, Inc.	3.2%
Ligand Pharmaceuticals, Inc.	3.1%
Ollie’s Bargain Outlet Holdings, Inc.	3.0%
Badger Meter, Inc.	3.0%
Sensient Technologies Corp.	2.9%
Knife River Corp.	2.9%
ACI Worldwide, Inc.	2.9%
CSW Industrials, Inc.	2.9%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	12.7%
Software	12.0%
Semiconductors & Semiconductor Equipment	6.8%
Pharmaceuticals	5.7%
Chemicals	5.5%
Electronic Equipment Instruments & Components	5.2%
Construction & Engineering	5.2%
Aerospace & Defense	4.8%
Capital Markets	4.6%
Cash & Other	37.5%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 1	TSR-SAR-74316P710

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 2	TSR-SAR-74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS FUNDS
Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund
Core Financial Statements
April 30, 2025 (Unaudited)

Congress Large Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 2.4%
Howmet Aerospace, Inc.	88,400	$12,250,472
Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc.(a)	12,650	6,445,175
Broadline Retail - 5.6%
Amazon.com, Inc.(a)	155,600	28,695,752
Capital Markets - 3.0%
Goldman Sachs Group, Inc.	15,450	8,459,647
Moody’s Corp.	15,575	7,057,344
		15,516,991
Chemicals - 1.6%
Ecolab, Inc.	32,900	8,272,047
Commercial Services & Supplies - 2.0%
Cintas Corp.	48,100	10,181,808
Communications Equipment - 3.7%
Arista Networks, Inc.(a)	102,000	8,391,540
Motorola Solutions, Inc.	23,800	10,481,282
		18,872,822
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	19,000	9,955,620
Consumer Staples Distribution & Retail - 3.6%
Costco Wholesale Corp.	18,400	18,298,800
Electrical Equipment - 2.3%
Eaton Corp. PLC	40,000	11,774,800
Energy Equipment & Services - 1.7%
Baker Hughes Co.	252,000	8,920,800
Entertainment - 1.8%
Netflix, Inc.(a)	8,100	9,166,932
Financial Services - 5.0%
Visa, Inc. - Class A	74,100	25,601,550
Ground Transportation - 1.9%
Uber Technologies, Inc.(a)	118,000	9,559,180
Health Care Equipment & Supplies - 5.1%
Boston Scientific Corp.(a)	102,700	10,564,749
Intuitive Surgical, Inc.(a)	29,700	15,319,260
		25,884,009
Hotels Restaurants & Leisure - 1.7%
Chipotle Mexican Grill, Inc.(a)	172,000	8,689,440

	Shares	Value
Insurance - 2.1%
Arthur J Gallagher & Co.	33,775	$10,831,305
Interactive Media & Services - 7.0%
Alphabet, Inc. - Class A	124,000	19,691,200
Alphabet, Inc. - Class C	29,500	4,746,255
Meta Platforms, Inc. - Class A	20,700	11,364,300
		35,801,755
IT Services - 0.5%
Shopify, Inc. - Class A(a)	26,500	2,517,500
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc.	13,300	5,705,700
Machinery - 1.4%
Parker-Hannifin Corp.	11,600	7,018,696
Media - 0.5%
Trade Desk, Inc. - Class A(a)	47,975	2,572,899
Oil Gas & Consumable Fuels - 1.9%
Williams Cos., Inc.	166,500	9,751,905
Pharmaceuticals - 4.3%
Eli Lilly & Co.	24,200	21,754,590
Semiconductors & Semiconductor Equipment - 7.2%
Broadcom, Inc.	55,000	10,585,850
NVIDIA Corp.	240,500	26,195,260
		36,781,110
Software - 12.6%
Microsoft Corp.	86,775	34,298,687
Palo Alto Networks, Inc.(a)	31,600	5,906,988
ServiceNow, Inc.(a)	12,150	11,603,371
Synopsys, Inc.(a)	27,000	12,393,270
		64,202,316
Specialty Retail - 7.7%
Home Depot, Inc.	45,475	16,393,283
O’Reilly Automotive, Inc.(a)	11,700	16,557,840
TJX Cos., Inc.	48,900	6,292,452
		39,243,575
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	173,350	36,836,875
Dell Technologies, Inc. - Class C	73,000	6,698,480
		43,535,355
TOTAL COMMON STOCKS (Cost $241,323,335)		507,802,904

The accompanying notes are an integral part of these financial statements.

1

Congress Large Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.25%(b)	3,504,015	$3,504,015
TOTAL SHORT-TERM INVESTMENTS (Cost $3,504,015)		3,504,015
TOTAL INVESTMENTS - 100.1% (Cost $244,827,350)		$511,306,919
Liabilities in Excess of Other Assets - (0.1)%		(381,899)
TOTAL NET ASSETS - 100.0%		$510,925,020

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

Congress Mid Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.5%
Curtiss-Wright Corp.	77,000	$26,556,530
Biotechnology - 2.8%
Halozyme Therapeutics, Inc.(a)	337,925	20,755,354
Broadline Retail - 3.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	221,927	23,548,674
Capital Markets - 8.0%
Houlihan Lokey, Inc.	99,300	16,094,544
MarketAxess Holdings, Inc.	74,950	16,608,171
Raymond James Financial, Inc.	200,350	27,455,964
		60,158,679
Commercial Services & Supplies - 3.7%
Copart, Inc.(a)	460,500	28,104,315
Construction & Engineering - 3.3%
EMCOR Group, Inc.	62,200	24,923,540
Consumer Staples Distribution & Retail - 9.7%
Casey's General Stores, Inc.	58,460	27,043,011
Sprouts Farmers Market, Inc.(a)	127,286	21,765,906
US Foods Holding Corp.(a)	364,506	23,933,464
		72,742,381
Containers & Packaging - 2.2%
AptarGroup, Inc.	112,555	16,877,622
Diversified Consumer Services - 2.8%
Stride, Inc.(a)	145,700	20,725,825
Electrical Equipment - 1.9%
nVent Electric PLC	256,571	14,088,314
Electronic Equipment Instruments & Components - 2.9%
Teledyne Technologies, Inc.(a)	47,100	21,950,013
Health Care Equipment & Supplies - 9.2%
Cooper Cos., Inc.(a)	247,500	20,213,325
Dexcom, Inc.(a)	273,850	19,547,413
Penumbra, Inc.(a)	99,929	29,263,208
		69,023,946
Health Care Providers & Services - 2.8%
Encompass Health Corp.	177,000	20,707,230
Hotels Restaurants & Leisure - 2.3%
Texas Roadhouse, Inc.	103,050	17,102,178
Household Durables - 2.0%
Garmin Ltd.	82,100	15,342,027
Insurance - 3.9%
Brown & Brown, Inc.	266,000	29,419,600

	Shares	Value
Interactive Media & Services - 1.6%
Pinterest, Inc. - Class A(a)	464,000	$11,748,480
IT Services - 2.3%
GoDaddy, Inc. - Class A(a)	93,270	17,565,539
Machinery - 3.5%
Crane Co.	163,120	26,259,058
Media - 0.5%
Trade Desk, Inc. - Class A(a)	72,000	3,861,360
Professional Services - 2.7%
Booz Allen Hamilton Holding Corp.	167,350	20,085,347
Semiconductors & Semiconductor Equipment - 2.9%
Monolithic Power Systems, Inc.	30,000	17,793,000
Onto Innovation, Inc.(a)	32,400	3,951,828
		21,744,828
Software - 14.6%
CyberArk Software Ltd.(a)	53,751	18,928,952
Datadog, Inc. - Class A(a)	100,538	10,270,962
Descartes Systems Group, Inc.(a)	235,860	24,857,285
Dynatrace, Inc.(a)	399,120	18,746,667
Guidewire Software, Inc.(a)	100,400	20,558,908
SPS Commerce, Inc.(a)	115,887	16,630,943
		109,993,717
Technology Hardware, Storage & Peripherals - 1.9%
Pure Storage, Inc. - Class A(a)	313,650	14,227,164
Textiles Apparel & Luxury Goods - 2.7%
Deckers Outdoor Corp.(a)	184,666	20,466,533
Trading Companies & Distributors - 2.0%
Fastenal Co.	186,000	15,060,420
TOTAL COMMON STOCKS (Cost $591,744,176)		743,038,674
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Treasury Obligations Fund - Class X, 4.25%(b)	7,383,227	7,383,227
TOTAL SHORT-TERM INVESTMENTS (Cost $7,383,227)		7,383,227
TOTAL INVESTMENTS - 99.8% (Cost $599,127,403)		$750,421,901
Other Assets in Excess of Liabilities - 0.2%		1,601,070
TOTAL NET ASSETS - 100.0%		$752,022,971

The accompanying notes are an integral part of these financial statements.

3

Congress Mid Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

Congress Small Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 4.8%
AeroVironment, Inc.(a)	200,000	$30,304,000
Moog, Inc. - Class A	180,000	30,105,000
		60,409,000
Banks - 2.5%
Ameris Bancorp	540,000	31,644,000
Biotechnology - 2.1%
Vericel Corp.(a)	700,000	26,614,000
Broadline Retail - 3.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	360,000	38,199,600
Building Products - 2.9%
CSW Industrials, Inc.	115,000	35,935,200
Capital Markets - 4.6%
Cohen & Steers, Inc.	350,000	26,712,000
PJT Partners, Inc. - Class A	215,000	30,467,650
		57,179,650
Chemicals - 5.5%
Balchem Corp.	205,000	32,092,750
Sensient Technologies Corp.	390,000	36,640,500
		68,733,250
Commercial Services & Supplies - 2.1%
Interface, Inc.	1,400,000	26,320,000
Communications Equipment - 2.4%
Calix, Inc.(a)	740,000	30,273,400
Construction & Engineering - 5.2%
Primoris Services Corp.	505,000	30,284,850
Sterling Infrastructure, Inc.(a)	235,000	35,116,050
		65,400,900
Construction Materials - 2.9%
Knife River Corp.(a)	390,000	36,418,200
Diversified Consumer Services - 3.5%
Stride, Inc.(a)	308,029	43,817,125
Electronic Equipment Instruments & Components - 5.2%
Badger Meter, Inc.	170,000	37,539,400
Crane NXT Co.	600,000	28,152,000
		65,691,400
Health Care Equipment & Supplies - 12.7%
Inspire Medical Systems, Inc.(a)	190,000	30,092,200
Integer Holdings Corp.(a)	270,000	34,103,700
LeMaitre Vascular, Inc.	362,900	32,929,546
Merit Medical Systems, Inc.(a)	350,000	33,057,500
UFP Technologies, Inc.(a)	140,000	29,195,600
		159,378,546

	Shares	Value
Household Durables - 2.5%
Champion Homes, Inc.(a)	365,000	$31,572,500
Leisure Products - 1.7%
YETI Holdings, Inc.(a)	750,000	21,412,500
Machinery - 3.9%
Enpro, Inc.	180,000	26,892,000
JBT Marel Corp.	213,500	22,473,010
		49,365,010
Media - 2.5%
Criteo SA - ADR(a)	910,000	30,994,600
Oil Gas & Consumable Fuels - 1.2%
SM Energy Co.	658,705	15,011,887
Personal Care Products - 1.7%
elf Beauty, Inc.(a)	355,000	21,963,850
Pharmaceuticals - 5.7%
Ligand Pharmaceuticals, Inc.(a)	350,000	38,451,000
Prestige Consumer Healthcare, Inc.(a)	410,000	33,304,300
		71,755,300
Semiconductors & Semiconductor Equipment - 6.8%
Nova Ltd.(a)	160,000	31,393,600
Power Integrations, Inc.	495,600	24,343,872
Rambus, Inc.(a)	595,000	29,030,050
		84,767,522
Software - 12.0%
ACI Worldwide, Inc.(a)	680,000	36,284,800
Box, Inc. - Class A(a)	1,075,000	33,561,500
Commvault Systems, Inc.(a)	240,000	40,111,200
InterDigital, Inc.	200,000	40,200,000
		150,157,500
Specialty Retail - 2.1%
Boot Barn Holdings, Inc.(a)	255,000	26,606,700
TOTAL COMMON STOCKS (Cost $1,092,768,392)		1,249,621,640
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.25%(b)	6,910,822	6,910,822
TOTAL SHORT-TERM INVESTMENTS (Cost $6,910,822)		6,910,822
TOTAL INVESTMENTS - 100.1% (Cost $1,099,679,214)		$1,256,532,462
Liabilities in Excess of Other Assets - (0.1)%		(760,257)
TOTAL NET ASSETS - 100.0%		$1,255,772,205

The accompanying notes are an integral part of these financial statements.

5

Congress Small Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

Congress FundS
Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
ASSETS:
Investments, at value	$511,306,919	$750,421,901	$1,256,532,462
Receivable for fund shares sold	46,667	217,317	968,223
Dividends receivable	38,325	133,154	162,791
Interest receivable	19,400	34,113	34,675
Cash	133	133	133
Receivable for investments sold	—	3,945,060	—
Dividend tax reclaims receivable	—	1,637	—
Prepaid expenses and other assets	38,306	51,765	62,249
Total assets	511,449,750	754,805,080	1,257,760,533
LIABILITIES:
Payable to adviser	199,915	355,747	795,186
Payable for capital shares redeemed	190,349	1,904,088	842,422
Payable for distribution and shareholder servicing fees	67,257	301,362	251,354
Payable for fund administration and accounting fees	32,295	97,402	53,981
Payable for transfer agent fees and expenses	19,432	52,183	24,660
Payable for audit fees	8,154	8,154	8,152
Payable for custodian fees	5,592	18,654	10,783
Payable for compliance fees	1,614	1,614	1,614
Interest payable	—	21,341	—
Payable for expenses and other liabilities	122	21,564	176
Total liabilities	524,730	2,782,109	1,988,328
NET ASSETS	$ 510,925,020	$752,022,971	$1,255,772,205
Net Assets Consists of:
Paid-in capital	$206,503,366	$518,029,030	$1,095,784,811
Total distributable earnings	304,421,654	233,993,941	159,987,394
Total net assets	$ 510,925,020	$752,022,971	$1,255,772,205
Institutional Class
Net assets	$507,868,669	$725,417,223	$1,130,760,008
Shares issued and outstanding(a)	11,446,196	34,995,058	26,778,112
Net asset value per share	$44.37	$20.73	$42.23
Retail Class
Net assets	$3,056,351	$26,605,748	$125,012,197
Shares issued and outstanding(a)	69,490	1,331,945	3,409,782
Net asset value per share	$43.98	$19.98	$36.66
Cost:
Investments, at cost	$244,827,350	$599,127,403	$1,099,679,214

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Congress Funds
Statements of Operations
For the Period Ended April 30, 2025 (Unaudited)

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,540,022	$2,195,753	$2,244,336
Less: Dividend withholding taxes	(7,438)	—	—
Less: Issuance fees	—	(1,175)	(38,000)
Interest income	146,826	267,085	462,701
Total investment income	1,679,410	2,461,663	2,669,037
EXPENSES:
Investment advisory fee	1,346,473	3,090,758	5,539,413
Transfer agent fees	165,488	599,661	641,756
Fund administration and accounting fees	117,323	236,037	258,075
Federal and state registration fees	19,346	52,816	47,077
Custodian fees	15,757	31,025	37,021
Trustees’ fees	15,675	21,707	22,124
Audit fees	8,154	8,154	8,154
Reports to shareholders	7,566	39,554	48,929
Compliance fees	5,281	5,281	5,281
Distribution expenses - Retail Class	4,142	40,842	165,247
Legal fees	1,165	1,460	1,461
Interest expense	—	19,474	—
Other expenses and fees	13,763	34,081	20,115
Total expenses	1,720,133	4,180,850	6,794,653
Expense reimbursement by Adviser	—	(19,886)	(113,391)
Net expenses	1,720,133	4,160,964	6,681,262
NET INVESTMENT LOSS	(40,723)	(1,699,301)	(4,012,225)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	38,150,878	86,995,608	24,529,914
Foreign currency translation	—	(92)	—
Net realized gain (loss)	38,150,878	86,995,516	24,529,914
Net change in unrealized appreciation (depreciation) on:
Investments	(50,038,410)	(179,921,613)	(99,688,396)
Foreign currency translation	—	42	—
Net change in unrealized appreciation (depreciation)	(50,038,410)	(179,921,571)	(99,688,396)
Net realized and unrealized gain (loss)	(11,887,532)	(92,926,055)	(75,158,482)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,928,255)	$(94,625,356)	$(79,170,707)

The accompanying notes are an integral part of these financial statements.

8

Congress Funds
Statements of Changes in Net Assets

	Congress Large Cap Growth Fund		Congress Mid Cap Growth Fund
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(40,723)	$974,779	$(1,699,301)	$(3,155,489)
Net realized gain (loss)	38,150,878	31,654,543	86,995,516	158,726,654
Net change in unrealized appreciation (depreciation)	(50,038,410)	107,804,398	(179,921,571)	103,420,612
Net increase (decrease) in net assets from operations	(11,928,255)	140,433,720	(94,625,356)	258,991,777
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(31,069,412)	(16,302,364)	(141,490,410)	(77,310,011)
From earnings - Retail Class	(195,822)	(90,601)	(4,524,798)	(2,929,542)
Total distributions to shareholders	(31,265,234)	(16,392,965)	(146,015,208)	(80,239,553)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	8,513,469	24,850,276	122,099,765	234,972,523
Reinvestments - Institutional Class	26,636,000	14,084,697	94,052,221	52,241,331
Redemptions - Institutional Class	(25,946,333)	(40,419,046)	(459,090,664)	(386,209,498)
Subscriptions - Retail Class	373,685	1,048,630	2,849,874	13,327,556
Reinvestments - Retail Class	177,423	81,521	3,791,512	2,511,304
Redemptions - Retail Class	(715,188)	(861,949)	(9,185,336)	(26,798,692)
Net increase (decrease) in net assets from capital transactions	9,039,056	(1,215,871)	(245,482,628)	(109,955,476)
NET INCREASE (DECREASE) IN NET ASSETS	(34,154,433)	122,824,884	(486,123,192)	68,796,748
NET ASSETS:
Beginning of the period	545,079,453	422,254,569	1,238,146,163	1,169,349,415
End of the period	$ 510,925,020	$545,079,453	$752,022,971	$1,238,146,163
SHARES TRANSACTIONS
Subscriptions - Institutional Class	183,824	555,359	5,246,548	9,338,835
Reinvestments - Institutional Class	546,380	345,437	3,958,427	2,173,100
Redemptions - Institutional Class	(552,881)	(906,747)	(20,465,280)	(15,251,590)
Subscriptions - Retail Class	7,962	23,403	129,818	546,847
Reinvestments - Retail Class	3,668	2,011	165,424	107,597
Redemptions - Retail Class	(15,090)	(19,317)	(428,395)	(1,089,911)
Total increase (decrease) in shares outstanding	173,863	146	(11,393,458)	(4,175,122)

The accompanying notes are an integral part of these financial statements.

9

Congress Funds
Statements of Changes in Net Assets(Continued)

	Congress Small Cap Growth Fund
	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income (loss)	$(4,012,225)	$(6,177,121)
Net realized gain (loss)	24,529,914	30,807,109
Net change in unrealized appreciation (depreciation)	(99,688,396)	241,135,614
Net increase (decrease) in net assets from operations	(79,170,707)	265,765,602
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	298,252,710	491,771,719
Redemptions - Institutional Class	(181,106,433)	(285,139,108)
Subscriptions - Retail Class	21,108,329	32,152,912
Redemptions - Retail Class	(13,057,183)	(50,177,947)
Net increase (decrease) in net assets from capital transactions	125,197,423	188,607,576
NET INCREASE (DECREASE) IN NET ASSETS	46,026,716	454,373,178
NET ASSETS:
Beginning of the period	1,209,745,489	755,372,311
End of the period	$ 1,255,772,205	$1,209,745,489
SHARES TRANSACTIONS
Subscriptions - Institutional Class	6,540,981	12,219,689
Redemptions - Institutional Class	(4,092,010)	(7,086,220)
Subscriptions - Retail Class	520,494	931,012
Redemptions - Retail Class	(335,055)	(1,424,334)
Total increase (decrease) in shares outstanding	2,634,410	4,640,147

The accompanying notes are an integral part of these financial statements.

10

Congress Large Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$48.06	$37.23	$33.69	$47.54	$37.89	$32.67
INVESTMENT OPERATIONS:
Net investment income(a)	(0.04)	0.09	0.16	0.16	0.08	0.10
Net realized and unrealized gain (loss) on investments(b)	(0.87)	12.19	4.72	(9.45)	12.87	7.60
Total from investment operations	(0.91)	12.28	4.88	(9.29)	12.95	7.70
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.18)	(0.20)	(0.06)	(0.10)	(0.16)
Net realized gains	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)
Total distributions	(2.78)	(1.45)	(1.34)	(4.56)	(3.30)	(2.48)
Net asset value, end of period	$44.37	$48.06	$37.23	$33.69	$47.54	$37.89
TOTAL RETURN(c)	−2.41%	33.69%	14.93%	−21.69%	36.50%	25.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$507,869	$541,601	$419,784	$377,494	$501,760	$390,457
Ratio of expenses to average net assets(d)	0.64%	0.68%	0.69%	0.69%	0.68%	0.70%
Ratio of net investment income (loss) to average net assets(d)	(0.01)%	0.19%	0.44%	0.42%	0.18%	0.29%
Portfolio turnover rate(c)	15%	19%	22%	23%	19%	25%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

11

Congress Large Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$47.69	$36.95	$33.43	$47.27	$37.71	$32.51
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.03)	0.08	0.06	(0.03)	0.03
Net realized and unrealized gain (loss) on investments(b)	(0.87)	12.12	4.68	(9.40)	12.80	7.57
Total from investment operations	(0.93)	12.09	4.76	(9.34)	12.77	7.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.08)	(0.10)	—	(0.01)	(0.08)
Net realized gains	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)	(2.32)
Total distributions	(2.78)	(1.35)	(1.24)	(4.50)	(3.21)	(2.40)
Net asset value, end of period	$43.98	$47.69	$36.95	$33.43	$47.27	$37.71
TOTAL RETURN(c)	−2.55%	33.39%	14.67%	−21.90%	36.14%	25.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,056	$3,479	$2,471	$2,651	$4,048	$2,999
Ratio of expenses to average net assets(d)	0.89%	0.93%	0.94%	0.94%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets(d)	(0.26)%	(0.07)%	0.22%	0.17%	(0.07)%	0.08%
Portfolio turnover rate(c)	15%	19%	22%	23%	19%	24%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

12

Congress Mid Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.97	$22.55	$23.44	$36.88	$24.75	$21.92
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.06)	(0.03)	(0.07)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	(2.05)	5.02	0.45	(9.37)	12.81	4.08
Total from investment operations	(2.09)	4.96	0.42	(9.44)	12.71	4.03
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	—	(0.00)(c)
Net realized gains	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Total distributions	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Net asset value, end of period	$20.73	$25.97	$22.55	$23.44	$36.88	$24.75
TOTAL RETURN(d)	−9.59%	22.56%	1.57%	−28.37%	52.25%	19.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$725,417	$1,201,278	$1,127,631	$1,192,170	$1,706,782	$1,242,661
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.80%	0.80%	0.79%	0.78%	0.79%	0.80%
After expense reimbursement/ recoupment(e)	0.80%	0.80%	0.79%	0.78%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets(e)	(0.32)%	(0.24)%	(0.12)%	(0.26)%	(0.30)%	(0.21)%
Portfolio turnover rate(d)	18%	49%	40%	16%	14%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

13

Congress Mid Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.16	$21.95	$22.90	$36.20	$24.37	$21.62
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.12)	(0.09)	(0.13)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	(1.97)	4.87	0.45	(9.17)	12.58	4.02
Total from investment operations	(2.03)	4.75	0.36	(9.30)	12.41	3.92
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Total distributions	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)	(1.20)
Net asset value, end of period	$19.98	$25.16	$21.95	$22.90	$36.20	$24.37
ToTAL RETURN(c)	−9.67%	22.20%	1.34%	−28.54%	51.83%	18.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,606	$36,868	$41,718	$43,123	$41,606	$24,756
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.05%	1.05%	1.04%	1.03%	1.04%	1.05%
After expense reimbursement/ recoupment(d)	1.05%	1.05%	1.04%	1.03%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets(d)	(0.58)%	(0.49)%	(0.37)%	(0.50)%	(0.56)%	(0.46)%
Portfolio turnover rate(c)	18%	49%	40%	16%	14%	27%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

Congress Small Cap Growth Fund
Financial Highlights
Institutional Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$44.59	$33.67	$34.19	$49.69	$30.76	$29.25
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.23)	(0.17)	(0.23)	(0.33)	(0.18)
Net realized and unrealized gain (loss) on investments(b)	(2.23)	11.15	(0.35)	(8.46)	21.83	3.97
Total from investment operations	(2.36)	10.92	(0.52)	(8.69)	21.50	3.79
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(6.81)	(2.57)	(2.28)
Total distributions	—	—	—	(6.81)	(2.57)	(2.28)
Net asset value, end of period	$42.23	$44.59	$33.67	$34.19	$49.69	$30.76
TOTAL RETURN(c)	−5.29%	32.43%	−1.52%	−19.95%	73.96%	13.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,130,760	$1,084,771	$646,291	$321,105	$127,289	$42,986
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.02%	1.06%	1.07%	1.10%	1.14%	1.24%
After expense reimbursement/ recoupment(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(d)	(0.59)%	(0.57)%	(0.46)%	(0.64)%	(0.78)%	(0.62)%
Portfolio turnover rate(c)	15%	45%	32%	23%	50%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

Congress Small Cap Growth Fund
Financial Highlights
Retail Class

	Period Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$38.76	$29.34	$29.87	$44.39	$27.78	$26.69
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.17)	(0.29)	(0.22)	(0.29)	(0.39)	(0.22)
Net realized and unrealized gain (loss) on investments(b)	(1.93)	9.71	(0.31)	(7.42)	19.57	3.59
Total from investment operations	(2.10)	9.42	(0.53)	(7.71)	19.18	3.37
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(6.81)	(2.57)	(2.28)
Total distributions	—	—	—	(6.81)	(2.57)	(2.28)
Net asset value, end of period	$36.66	$38.76	$29.34	$29.87	$44.39	$27.78
TOTAL RETURN(c)	−5.42%	32.11%	−1.77%	−20.15%	73.51%	13.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$125,012	$124,975	$109,081	$85,978	$88,979	$45,691
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.27%	1.31%	1.32%	1.34%	1.39%	1.49%
After expense reimbursement/ recoupment(d)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets(d)	(0.84)%	(0.82)%	(0.70)%	(0.88)%	(1.03)%	(0.86)%
Portfolio turnover rate(c)	15%	45%	32%	23%	50%	44%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.
The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.
Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Congress Asset Management Company, LLP (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

17

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025. See the Schedules of Investments for industry breakouts.
Large Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$507,802,904	$—	$—	$507,802,904
Short-Term Investments	3,504,015	—	—	3,504,015
Total Investments in Securities	$511,306,919	$—	$—	$511,306,919

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$743,038,674	$—	$—	$743,038,674
Short-Term Investments	7,383,227	—	—	7,383,227
Total Investments in Securities	$750,421,901	$—	$—	$750,421,901

Small Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,249,621,640	$—	$—	$1,249,621,640
Short-Term Investments	6,910,822	—	—	6,910,822
Total Investments in Securities	$1,256,532,462	$—	$—	$1,256,532,462

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

18

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the previous fiscal year ended October 31, 2024, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward	Post-October Losses	Late-Year Losses
Large Cap Growth	$—	$ —	$ —	$—
Mid Cap Growth	—	—	—	2,607,279
Small Cap Growth	11,752,621	—	—	5,630,922

As of April 30, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of April 30, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

19

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund(s).  The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

20

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The advisory fees incurred during the six months ended April 30, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the six months ended April 30, 2025, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.
The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.
The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.
Mid Cap Growth:

Expiration	Amount
April 30, 2027	$19,886
$19,886

Small Cap Growth:

Expiration	Amount
October 31, 2025	$281,806
October 31, 2026	451,362
October 31, 2027	594,557
April 30, 2027	113,391
$1,441,116

The Large Cap Growth Fund did not waive any fees during the six months ended April 30, 2025 and had no previously-waived fees available for reimbursement.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended April 30, 2025, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

21

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class. The Plan provides that each Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the six months ended April 30, 2025, are disclosed in the Statements of Operations.
Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the six months ended April 30, 2025, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the six months ended April 30, 2025, were as follows:

Fund	Purchases	Sales/Maturities
Large Cap Growth	$78,221,143	$89,485,472
Mid Cap Growth	329,215,615	187,502,140
Small Cap Growth	330,471,099	187,502,140

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended April 30, 2025, and the year ended October 31, 2024 as applicable, were as follows:
Large Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$414,098	$2,056,902
Long-term capital gain[1]	30,851,136	14,336,063
	$ 31,265,234	$16,392,965

Mid Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	146,015,208	80,239,553
	$ 146,015,208	$80,239,553

Small Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	—	—
	$—	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

22

Congress Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2024, were as follows2:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Cost of investments	$ 222,874,308	$909,100,870	$952,539,121
Gross tax unrealized appreciation	317,508,106	358,801,019	290,080,465
Gross tax unrealized depreciation	(990,127)	(27,574,356)	(33,538,821)
Net unrealized appreciation (depreciation)	316,517,979	331,226,663	256,541,644
Undistributed ordinary income	246,095	—	—
Undistributed long-term capital gain	30,851,069	146,015,121	—
Total distributable earnings	31,097,163	146,015,121	—
Other accumulated gains (losses)	—	(2,607,279)	(17,383,543)
Total distributable (accumulated) earnings (losses)	$ 347,615,143	$474,634,505	$239,158,101

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the six months ended April 30, 2025, was as follows:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Maximum available credit	$150,000,000	$150,000,000	$150,000,000
Largest amount outstanding on an individual day	—	933,000	—
Average balance when in use	—	741,667	—
Loan outstanding as of April 30, 2025	—	—	—
Average interest rate when in use	—	7.67%	—

Interest expense for the six months ended April 30, 2025, is disclosed in the Statements of Operations, if applicable.

23

CONGRESS FUNDS
Additional Information (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://congress-mutual-funds.web.app/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at https://congress-mutual-funds.web.app/. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

24

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	7/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	7/2/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	7/2/2025

* Print the name and title of each signing officer under his or her signature.